Acquisitions, Divestitures and Discontinued Operations	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisitions, Divestitures and Discontinued Operations	Acquisitions, Divestitures and Discontinued Operations
Acquisitions
2019
The Company's cash used in acquisitions of businesses totaled $732,142, net of cash acquired, during the year ended December 31, 2019. In the Automotive Parts Group, the acquired businesses included all of its equity interests in Hennig Fahrzeugteile Group ("Hennig") in January 2019 and of PartsPoint Group in June 2019, which together generate estimated annual revenues of approximately $520,000, as well as several bolt-on acquisitions.
In the Industrial Parts Group, the Company acquired all of the equity interests in Axis New England and Axis New York ("Axis") in March 2019, which generate estimated annual revenue of approximately $55,000, and the remaining 65% equity investment in Inenco Group Pty Ltd ("Inenco") in July 2019. Inenco is one of Australasia's leading industrial distributors of key product categories such as bearings, power transmission and seals and it generates estimated annual revenues of approximately $400,000. Prior to the 65% acquisition, the Company accounted for its 35% investment in Inenco under the equity method of accounting. Upon acquisition the Company recognized the 35% investment at its acquisition-date fair value of $123,385. The difference between the acquisition-date fair value and the carrying amount of the equity method investment resulted in the recognition of a gain of $38,663 on the acquisition date. The acquisition-date fair value was determined using a market and income approach with the assistance of a third party valuation firm. The gain is included in the line item "other" within non-operating (income) expenses on the consolidated statement of income and comprehensive income for the year ended December 31, 2019.
The total acquisition date fair value of the consideration transferred for the businesses and of any previously held equity interests was $860,712, net of cash acquired of $16,591, and it consisted of the following:

December 31, 2019
Cash	$732,142
Fair value of 35% investment in Inenco held prior to business combination	123,385
Fair value of other investments held prior to business combination	5,185
Total	$860,712
The following table summarizes the preliminary, estimated fair values of the assets acquired and liabilities assumed at the acquisition dates for the aggregate of these businesses. Additional adjustments may be made to the acquisition accounting during the measurement period primarily related to intangible asset revaluations and tax accounting.

As of Acquisition Dates
Trade accounts receivable	$148,543
Merchandise inventories	319,579
Prepaid expenses and other current assets	788
Intangible assets	340,799
Deferred tax assets	1,480
Property, plant and equipment	70,958
Operating lease assets	127,470
Other assets	20,318
Total identifiable assets acquired	1,029,935
Current liabilities	122,307
Long-term debt	164,662
Operating lease liabilities	61,626
Deferred tax liabilities	67,081
Other long-term liabilities	132,187
Total liabilities assumed	547,863
Net identifiable assets acquired	482,072
Noncontrolling interests in a subsidiary	(1,600)
Goodwill	380,240
Net assets acquired	$860,712
The acquired intangible assets of approximately $340,799 were provisionally assigned to customer relationships of $304,302, trademarks of $32,907, and other intangibles of $3,590 with weighted average amortization lives of 16.6, 21.7, and 5.0 years, respectively, for a total weighted average amortization life of 17.0 years. The fair value of the acquired identifiable intangible assets is provisional pending completion of the final valuations for these assets.
The estimated goodwill recognized as part of the acquisitions is generally not tax deductible. The goodwill is attributable primarily to the expected synergies and assembled workforces of the acquired businesses.
The results of operations for the acquired businesses were included in the Company’s consolidated statements of income and comprehensive income beginning on their respective acquisition dates.
2018
In 2018, a significant portion of the businesses acquired included 20 businesses in the Automotive Parts Group and three businesses in the Industrial Parts Group.
The 20 Automotive Parts Group acquisitions generate estimated annual revenues of approximately $180,000. The acquisitions included TMS Motor Spares ("TMS") in August 2018 and Platinum International Group ("Platinum") in October 2018. TMS is a leading automotive parts distributor and operates 17 locations in Scotland and seven locations in England. Platinum is a leading value-added battery distributor in the automotive, industrial, and leisure markets and operates nine locations in the U.K. and one location in the Netherlands.
The three Industrial Parts Group acquisitions generate estimated annual revenues of approximately $100,000. The largest acquisition was Hydraulic Supply Company ("HSC") in October 2018, which operates 30 locations in the U.S. HSC is a full-service fluid power distributor, with a product offering of hydraulic, pneumatic and industrial components and systems.
For each acquisition, the Company allocated the purchase price to the assets acquired and the liabilities assumed based on their fair values as of their respective acquisition dates. The results of operations for the acquired businesses were included in the Company’s consolidated statements of income and comprehensive income beginning on their respective acquisition dates. The Company recorded approximately $167,000 of goodwill and other intangible assets associated with the 2018 acquisitions. Other intangible assets acquired consisted of customer relationships of $76,000 with weighted average amortization lives of 15 years.
2017
In 2017, a significant portion of the businesses acquired included 12 businesses in the Automotive Parts Group and three businesses in the Industrial Parts Group. The aggregate purchase price for these 15 acquisitions was approximately $1,334,000, net of cash acquired. In 2017, the Company allocated the purchase price to the assets acquired and the liabilities assumed based on their fair values as of their respective acquisition dates. The results of operations for the acquired companies were included in the Company’s consolidated statements of income and comprehensive income beginning on their respective acquisition dates. The Company recorded $1,926,000 of goodwill and other intangible assets associated with the 2017 acquisitions. Other intangible assets acquired in 2017, excluding AAG, consisted of customer relationships of $69,000 with weighted average amortization lives of 15 years.
Divestitures
2019
The Company received proceeds from divestitures of businesses totaling $434,609 during the year ended December 31, 2019. The divestitures are not considered strategic shifts that will have a major effect on the Company’s operations or financial results; therefore, they are not reported as discontinued operations. The Company recognized realized currency losses of $34,701 during the year ended December 31, 2019. These losses are included in the line item "other" within non-operating expenses (income) on the consolidated statement of income and comprehensive income for the year ended December 31, 2019.
Grupo Auto Todo
On March 7, 2019, the Company sold all of its equity in Grupo Auto Todo, a Mexican subsidiary within the Automotive Parts Group. Grupo Auto Todo contributed revenues of $15,900 for the year ended December 31, 2019 and $93,000 for the year ended December 31, 2018.
EIS
During the third quarter of 2019, the Company approved a transaction to sell EIS, a wholly owned subsidiary within the Industrial Parts Group. The transaction closed on September 30, 2019. EIS contributed revenues of $588,031 for the year ended December 31, 2019 and $817,249 for the year ended December 31, 2018.
2018
Business Products Group
On April 12, 2018, the Company entered into a definitive agreement with Essendant, Inc. ("Essendant") for Essendant to combine with the Company's Business Products Group in a business combination transaction. The transaction was to be structured as a Reverse Morris Trust, in which the Company would separate the Business Products Group into a standalone company and spin off that standalone company to the Company's shareholders, immediately followed by the merger of a subsidiary of Essendant and the spun-off company.
On September 14, 2018, the definitive agreement with Essendant was terminated by Essendant, so that Essendant could enter into a merger agreement with another party. Concurrently with the termination, the Company received a termination fee of $12,000. The termination fee is classified as an offset to the transaction and other costs incurred related to the merger agreement within selling, administrative and other expenses in the consolidated statements of income and comprehensive income.
Discontinued Operations
Business Products Group
Effective June 30, 2020, the Company completed the divestiture of its Business Products Group by selling Supply Source Enterprises, Inc. ("SSE") and S.P. Richards Company ("SPR") in separate transactions. There may be additional cash payments or receipts in subsequent quarters as the Company finalizes customary post-transaction working capital adjustments. These divestitures are part of the Company's long-term strategic initiative to streamline its operations and optimize its portfolio so that it can drive shareholder value by focusing on its global Automotive and Industrial Parts Groups. The Business Products Group was previously a reportable segment of the Company. These divestitures, together with prior period divestitures of Garland C. Norris (effective December 13, 2019), SPR Canada (effective January 1, 2020) and Safety Zone Canada (effective March 2, 2020), represent a single plan to exit the Business Products Group segment and are considered a strategic shift that will have a major effect on the Company’s operations and financial results. Therefore, the results of operations, financial position and cash flows for the Business Products Group are reported as discontinued operations for all periods presented.
The Company maintains an immaterial investment in SPR and has concluded that SPR is a variable interest entity. The Company also remains involved with SPR for a limited period of time through various lease, sublease, freight distribution and transition service agreements. The Company is not the primary beneficiary and therefore does not consolidate SPR. Among other things, the Company does not have any voting rights and does not have the power to direct the activities that most significantly affect SPR's economic performance.
For a limited period of time as SPR completes its transition away from the Company’s shared services platform, the Company continues to pay certain payables on SPR’s behalf and at SPR’s direction with full, weekly reimbursement from SPR under the terms of a transition services agreement.
The Company’s results of operations for discontinued operations were:

	Year Ended December 31,
	2019	2018	2017
Net sales	$1,870,071	$1,903,468	$1,912,359
Cost of goods sold	1,413,485	1,439,436	1,437,436
Gross profit	456,586	464,032	474,923
Operating and non-operating expenses	476,521	383,058	396,302
Loss on disposal	9,048	—	—
(Loss) income before income taxes	(28,983)	80,974	78,621
Income taxes	(3,593)	20,034	25,647
Net (loss) income from discontinued operations	$(25,390)	$60,940	$52,974
The Company’s assets and liabilities for discontinued operations, by major class, were:

	As of December 31,
	2019	2018
Assets
Trade accounts receivable, net	$194,903	$216,908
Merchandise inventories, net	387,307	397,694
Prepaid expenses and other current assets	132,041	115,047
Goodwill	—	81,956
Other intangible assets, less accumulated amortization	76,829	83,744
Operating lease assets	80,302	—
Other assets	91,640	74,912
Total assets of discontinued operations	$963,022	$970,261

Liabilities
Trade accounts payable	$158,163	$170,139
Other current liabilities	59,954	37,986
Long-term liabilities	68,906	3,204
Total liabilities of discontinued operations	$287,023	$211,329